Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign

United States and international components of income before income taxes were as follows:

	For the Years Ended
	December 31,
	2018	2017
United States	$(5,171,150)	$(5,654,598)
International	(507,269)	(2,257,914)
Income before income taxes	$(5,678,419)	$(7,912,512)

Schedule of Components of Income Tax Expense (Benefit)

The income tax provision (benefit) consisted of the following:

	For the Years Ended
	December 31,
	2018	2017
Federal
Current	$-	$-
Deferred	(979,625)	5,378,411

State and local
Current	-	-
Deferred	1,839,145	(2,099,305)

Foreign
Current	-	-
Deferred	1,590	19,576

	861,109	3,298,682
Change in valuation allowance	(861,109)	(3,298,682)
Income tax provision (benefit)	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

For the years ended December 31, 2018 and 2017, the expected tax expense (benefit) based on the statutory rate is reconciled with the actual tax expense (benefit) as follows:

	For the Years Ended
	December 31,
	2018	2017
U.S. federal statutory rate	(21.0)%	(34.0)%
State taxes, net of federal benefit	(3.1)%	(11.0)%
Permanent differences	0.7%	1.8%
Write-off of deferred tax asset	3.9%	1.6%
Change in tax rates	0.0%	86.0%
Prior period adjustments	33.4%	(3.0)%
Other	1.3%	0.3%
Change in valuation allowance	(15.2)%	(41.7)%

Income tax provision (benefit)	0.0%	0.0%

Schedule of Deferred Tax Assets

As of December 31, 2018 and 2017, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	For the Years Ended
	December 31,
	2018	2017
Net operating loss	$18,734,230	$19,315,973
Stock based compensation	1,120,521	1,381,564
Argentine tax credits	433,407	439,541
Accruals and other	4,991	5,708
Receivable allowances	415,662	428,814
Total deferred tax assets	20,708,810	21,571,600
Valuation allowance	(20,701,515)	(21,562,624)
Deferred tax assets, net of valuation allowance	7,295	8,976
Excess of book over tax basis of warrants	(7,295)	(8,976)
Net deferred tax assets	$-	$-